Nature of business and summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Land and Buildings [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	4 years
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	8 years
Office and computer equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture, Fixtures and Fittings [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Furniture, Fixtures and Fittings [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 years